Maintenance rights and lease premium, net - Narrative (Details) - Lease premium - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	4 years 9 months 18 days
Amortization of intangible assets	$ 161	$ 178	$ 224